Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of amounts recognized in the balance sheet

	As at December 31,
	2018	2019
	RMB’000	RMB’000
Right‑of‑use assets (Note 12)
—Properties	208,409	181,997

Lease liabilities (Note 26)
—Non current	126,868	87,800
—Current	82,452	101,889
	209,320	189,689

Schedule of amounts recognized in the statement of profit or loss

	For the year ended
	December 31,
	2017	2018	2019
		RMB’000	RMB’000
Depreciation charge of right‑of‑use assets	45,929	76,958	86,688
Interest expenses (included in finance cost)	6,136	10,175	10,785
	52,065	87,133	97,473